Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2035 Portfolio - VIP Investor Freedom 2035 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786